Federated Global Allocation Fund
Federated Equity Funds
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund
Federated Fixed Income Securities, Inc.
Federated Strategic Income Fund
Federated Investment Series, Inc.
Federated Bond Fund
Federated Total Return Series, Inc.
Federated Total Return Bond Fund
Federated World Investment Series, Inc.
Federated International Leaders Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
1. Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
July 3, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453891 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.